Changes in equity and earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Summary of Changes in Issued Capital and Treasury Shares
The tables below summarize the changes in issued capital and treasury shares during the year ended 31 December 2024:

Issued capital

Issued capital	Million shares	Million US dollar

At the end of the previous year	2 019	1 736
Changes during the period	-	-
At the end of the current period	2 019	1 736
Of which:
Ordinary shares	1 797
Restricted shares	222

	Treasury shares		Result on the use of treasury shares

Treasury shares	Million shares	Million US dollar	Million US dollar

At the end of the previous year	35.4	(3 465)	(5 036)
Changes during the period	8.4	(421)	(370)
At the end of the current period	43.8	(3 886)	(5 406)

Summary of Changes in Other Comprehensive Income Reserves
The changes in the other comprehensive income reserves are as follows:

Million US dollar	Translation Reserves	Hedging reserves	Post-employment benefits	Total OCI Reserves

As per 1 January 2024	(30 180)	181	(1 155)	(31 155)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	(8 490)	-	-	(8 490)
Cash flow hedges	-	309	-	309
Re-measurements of post-employment benefits	-	-	135	135
Other comprehensive income/(loss)	(8 490)	309	135	(8 046)
As per 31 December 2024	(38 670)	490	(1 020)	(39 201)

The loss in translation reserves is primarily related to the weakening of the closing rates of the Mexican peso, the Colombian peso and the Brazilian real, which resulted in a net foreign exchange translation adjustment of 8 490m US dollar as of 31 December 2024 (decrease of equity).

Million US dollar	Translation Reserves	Hedging reserves	Post-employment benefits	Total OCI Reserves

As per 1 January 2023	(34 677)	145	(1 021)	(35 553)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	4 497	-	-	4 497
Cash flow hedges	-	36	-	36
Re-measurements of post-employment benefits	-	-	(134)	(134)
Other comprehensive income/(loss)	4 497	36	(134)	4 398
As per 31 December 2023	(30 180)	181	(1 155)	(31 155)

Million US dollar	Translation Reserves	Hedging reserves	Post-employment benefits	Total OCI Reserves
.
As per 1 January 2022	(33 554)	481	(1 504)	(34 577)
Other comprehensive income/(loss)
Exchange differences on translation of foreign operations (gains/(losses))	(1 123)	-	-	(1 123)
Cash flow hedges	-	(336)	-	(336)
Re-measurements of post-employment benefits	-	-	483	483
Other comprehensive income/(loss)	(1 123)	(336)	483	(976)

As per 31 December 2022	(34 677)	145	(1 021)	(35 553)

Summary of Basic and Diluted Earnings Per Share
The calculation of basic earnings per share for the year ended 31 December 2024 is based on the profit attributable to equity holders of AB InBev of
5 855m US dollar (31 December 2023: 5 341m US dollar; 31 December 2022: 5 969m US dollar) and a weighted average number of ordinary and restricted shares outstanding (including deferred share instruments and stock lending) per end of the period, calculated as follows:

Million shares	2024	2023	2022

Issued ordinary and restricted shares at 1 January, net of treasury shares	1 984	1 984	1 981
Effect of stock lending	29	30	30
Effect of delivery of treasury shares and share buyback programs	(9)	2	2
Weighted average number of ordinary and restricted shares at 31 December	2 003	2 016	2 013

The calculation of diluted earnings per share for the year ended 31 December 2024 is based on the profit attributable to equity holders of AB InBev of
5 855m US dollar (31 December 2023: 5 341m US dollar; 31 December 2022: 5 969m US dollar) and a weighted average number of ordinary and restricted shares (diluted) outstanding (including deferred share instruments and stock lending) at the end of the period, calculated as follows:

Million shares	2024	2023	2022

Weighted average number of ordinary and restricted shares at 31 December	2 003	2 016	2 013
Effect of share options, PSUs and restricted stock units	41	38	37
Weighted average number of ordinary and restricted shares (diluted) at 31 December	2 044	2 054	2 050
The calculation of the Underlying EPS is based on the profit before exceptional items and hyperinflation impacts attributable to equity holders of AB InBev. Underlying EPS is a non-IFRS measure. A reconciliation of the profit attributable to equity holders of AB InBev to the profit before exceptional items, attributable to equity holders of AB InBev and underlying profit is calculated as follows:
1

Million US dollar	2024	2023	2022 1

Profit attributable to equity holders of AB InBev	5 855	5 341	5 969
Net impact of exceptional items on profit (refer to Note 8)	1 062	614	153
Profit before exceptional items, attributable to equity holders of AB InBev	6 917	5 955	6 122
Hyperinflation impacts	145	203	(30)
Underlying profit	7 061	6 158	6 093

Summary of Calculation of EPS
The table below sets out the EPS calculation:

Million US dollar	2024	2023	2022

Profit attributable to equity holders of AB InBev	5 855	5 341	5 969
Weighted average number of ordinary and restricted shares	2 003	2 016	2 013
Basic EPS	2.92	2.65	2.97

Profit attributable to equity holders of AB InBev	5 855	5 341	5 969
Weighted average number of ordinary and restricted shares (diluted)	2 044	2 054	2 050
Diluted EPS	2.86	2.60	2.91

Underlying profit	7 061	6 158	6 093
Weighted average number of ordinary and restricted shares	2 003	2 016	2 013
Underlying EPS	3.53	3.05	3.03